UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Robinson Tax Advantaged Income Fund

(Class A: ROBAX)

(Class C: ROBCX)

(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund

(Class A: RBNAX)

(Class C: RBNCX)

(Institutional Class: RBNNX)

SEMI-ANNUAL REPORT

JUNE 30, 2018

Robinson Funds

Each a series of Investment Managers Series Trust

Table of Contents
Robinson Tax Advantaged Income Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Robinson Opportunistic Income Fund
Schedule of Investments	11
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	21
Supplemental Information	32
Expense Examples	36

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Closed-End Funds – 97.3%
726,523	AllianceBernstein National Municipal Income Fund, Inc.	$9,168,720
445,990	BlackRock Investment Quality Municipal Trust, Inc.	6,275,079
29,523	BlackRock Long-Term Municipal Advantage Trust	332,134
330,564	BlackRock Muni Intermediate Duration Fund, Inc.	4,366,750
119,083	BlackRock MuniAssets Fund, Inc.	1,575,468
354,995	BlackRock Municipal Income Quality Trust	4,611,385
506,040	BlackRock Municipal Income Trust	6,522,856
819,925	BlackRock MuniEnhanced Fund, Inc.	8,633,810
100,327	BlackRock MuniHoldings Fund, Inc.	1,566,105
734,377	BlackRock MuniHoldings Investment Quality Fund	9,495,495
408,869	BlackRock MuniHoldings Quality Fund II, Inc.	5,000,468
618,407	BlackRock MuniVest Fund, Inc.	5,417,245
51,026	BlackRock MuniVest Fund II, Inc.	714,874
611,216	BlackRock MuniYield Fund, Inc.	8,141,397
218,903	BlackRock MuniYield Michigan Quality Fund, Inc.	2,869,818
94,070	BlackRock MuniYield New York Quality Fund, Inc.	1,126,959
244,412	BlackRock MuniYield Quality Fund, Inc.	3,414,436
466,975	BlackRock MuniYield Quality Fund II, Inc.	5,655,067
1,197,877	BlackRock MuniYield Quality Fund III, Inc.	15,093,250
51,195	BlackRock Strategic Municipal Trust	646,081
949,541	Deutsche Municipal Income Trust	10,463,942
312,230	Deutsche Strategic Municipal Income Trust	3,397,062
485,053	Dreyfus Municipal Bond Infrastructure Fund, Inc.	6,053,461
504,756	Dreyfus Municipal Income, Inc.	4,113,761
619,702	Dreyfus Strategic Municipal Bond Fund, Inc.	4,691,144
1,237,137	Dreyfus Strategic Municipals, Inc.	9,488,841
119,996	DTF Tax-Free Income, Inc.	1,601,947
159,354	Eaton Vance California Municipal Bond Fund	1,646,127
989,160	Eaton Vance Municipal Bond Fund	11,681,980
517,427	Eaton Vance Municipal Income Trust	6,126,336
293,747	Federated Premier Municipal Income Fund	3,889,210
704,309	Invesco Advantage Municipal Income Trust II	7,507,934
587,076	Invesco Municipal Opportunity Trust	6,892,272
470,577	Invesco Municipal Trust	5,562,220
107,839	Invesco Pennsylvania Value Municipal Income Trust	1,290,833
665,880	Invesco Quality Municipal Income Trust	7,937,290
315,410	Invesco Trust for Investment Grade Municipals	3,901,622
256,161	Invesco Value Municipal Income Trust	3,619,555
467,760	MFS Municipal Income Trust	3,082,538
322,857	Neuberger Berman Intermediate Municipal Fund, Inc.	4,400,541
749,634	Nuveen AMT-Free Quality Municipal Income Fund	9,752,738
363,937	Nuveen California Quality Municipal Income Fund	4,862,198
357,361	Nuveen Municipal High Income Opportunity Fund	4,527,764
311,141	Nuveen New Jersey Quality Municipal Income Fund	4,060,390
104,575	Nuveen New York AMT-Free Quality Municipal Income Fund	1,278,952

Number of Shares		Value

	Closed-End Funds (Continued)
46,103	Nuveen Ohio Quality Municipal Income Fund	$640,832
174,612	Nuveen Pennsylvania Quality Municipal Income Fund	2,205,350
1,126,710	Nuveen Quality Municipal Income Fund	14,985,243
45,200	Nuveen Texas Quality Municipal Income Fund	577,656
300,350	Pioneer Municipal High Income Advantage Trust	3,288,833
493,042	Pioneer Municipal High Income Trust	5,630,540
1,168,464	Putnam Managed Municipal Income Trust	8,272,725
611,271	Putnam Municipal Opportunities Trust	7,139,645
206,550	Western Asset Intermediate Muni Fund, Inc.	1,789,756
167,458	Western Asset Managed Municipals Fund, Inc.	2,123,367

	Total Closed-End Funds (Cost $286,391,369)	279,112,002

	Exchange-Traded Funds – 1.4%
126,047	VanEck Vectors High-Yield Municipal Index ETF	3,966,699

	Total Exchange-Traded Funds (Cost $3,966,465)	3,966,699

Principal Amount

	Short-Term Investments – 0.9%
$2,622,036	UMB Money Market Fiduciary, 0.25%[1]	2,622,036

	Total Short-Term Investments (Cost $2,622,036)	2,622,036

	Total Investments – 99.6% (Cost $292,979,870)	285,700,737
	Other Assets in Excess of Liabilities – 0.4%	1,225,571

	Total Net Assets – 100.0%	$286,926,308

ETF – Exchange Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

FUTURES CONTRACTS
Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)

(225)	U.S. 2 Year Treasury Note	September 2018	$(47,708,203)	$(47,661,328)	$46,875
(550)	U.S. 5 Year Treasury Note	September 2018	(62,421,094)	(62,489,453)	(68,359)
(525)	U.S. 10 Year Treasury Note	September 2018	(62,799,609)	(63,098,437)	(298,828)
(225)	U.S. Treasury Long Bond	September 2018	(32,201,563)	(32,625,001)	(423,438)
(75)	Ultra Long Term U.S. Treasury Bond	September 2018	(11,735,156)	(11,967,187)	(232,031)

TOTAL FUTURES CONTRACTS			$(216,865,625)	$(217,841,406)	$(975,781)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type	Percent of Total Net Assets
Closed-End Funds	97.3%
Exchange-Traded Funds	1.4%
Short-Term Investments	0.9%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $292,979,870)	$285,700,737
Cash deposited with brokers for futures contracts	3,955,132
Receivables:
Investment securities sold	1,395,987
Unrealized appreciation on futures contracts	46,875
Fund shares sold	748,621
Dividends and interest	745,002
Prepaid expenses	18,850
Total assets	292,611,204

Liabilities:
Payables:
Fund shares redeemed	233,681
Investment securities purchased	4,097,758
Unrealized depreciation on futures contracts	1,022,656
Advisory fees	232,446
Distribution fees - Class A & Class C (Note 6)	12,529
Shareholder servicing fees (Note 7)	3,581
Fund administration fees	19,372
Fund accounting fees	16,209
Transfer agent fees and expenses	12,728
Auditing fees	9,743
Custody fees	5,246
Trustees' deferred compensation (Note 3)	977
Trustees' fees and expenses	453
Chief Compliance Officer fees	375
Accrued other expenses	17,142
Total liabilities	5,684,896

Net Assets	$286,926,308

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$301,432,937
Accumulated undistributed net investment loss	(17,787)
Accumulated undistributed net realized loss on investments and futures contracts	(6,233,928)
Net unrealized depreciation on:
Investments	(7,279,133)
Futures contracts	(975,781)
Net Assets	$286,926,308

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$32,416,799
Shares of beneficial interest issued and outstanding	3,517,908
Redemption price[1]	9.21
Maximum sales charge (3.75% of offering price)[2]	0.36
Maximum offering price to public	$9.57

Class C Shares:
Net assets applicable to shares outstanding	$8,188,561
Shares of beneficial interest issued and outstanding	889,268
Redemption price[3]	$9.21

Institutional Class Shares:
Net assets applicable to shares outstanding	$246,320,948
Shares of beneficial interest issued and outstanding	26,738,854
Redemption price	$9.21

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $500,000 or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$6,447,992
Interest	1,734
Total investment income	6,449,726

Expenses:
Advisory fees	1,236,472
Fund administration fees	75,294
Shareholder servicing fees (Note 7)	53,266
Transfer agent fees and expenses	47,865
Fund accounting fees	43,238
Distribution fees - Class C (Note 6)	43,141
Distribution fees - Class A (Note 6)	34,608
Registration fees	28,100
Custody fees	23,730
Legal fees	10,866
Auditing fees	10,188
Shareholder reporting fees	10,145
Miscellaneous	7,904
Chief Compliance Officer fees	5,739
Trustees' fees and expenses	4,475
Insurance fees	728
Total expenses	1,635,759
Advisory fees waived	(8,752)
Net expenses	1,627,007
Net investment income	4,822,719

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,115,020)
Futures contracts	3,137,953
Net realized gain	22,933
Net change in unrealized appreciation/depreciation on:
Investments	(5,807,528)
Futures contracts	(1,328,086)
Net change in unrealized appreciation/depreciation	(7,135,614)
Net realized and unrealized loss	(7,112,681)

Net Decrease in Net Assets from Operations	$(2,289,962)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,822,719	$5,814,180
Net realized gain (loss) on investments and futures contracts	22,933	(6,446,289)
Net change in unrealized appreciation/depreciation on investments and
futures contracts	(7,135,614)	7,886,566
Net increase (decrease) in net assets resulting from operations	(2,289,962)	7,254,457

Distributions to Shareholders:
From net investment income:
Class A	(511,397)	(1,114,975)
Class C	(122,778)	(314,402)
Institutional Class	(4,208,139)	(4,382,592)
From net realized gains:
Class A	-	(317,295)
Class C	-	(103,375)
Institutional Class	-	(1,176,241)
Total distributions to shareholders	(4,842,314)	(7,408,880)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,783,061	5,550,113
Class C	1,465,999	5,318,335
Institutional Class	181,373,176	55,912,562
Reinvestment of distributions:
Class A	448,771	1,186,819
Class C	119,433	404,769
Institutional Class	3,313,041	3,325,734
Cost of shares redeemed:
Class A	(7,644,778)	(9,756,030)
Class C	(4,754,051)	(5,687,358)
Institutional Class	(36,379,445)	(43,268,639)
Net increase in net assets from capital transactions	152,725,207	12,986,305

Total increase in net assets	145,592,931	12,831,882

Net Assets:
Beginning of period	141,333,377	128,501,495
End of period	$286,926,308	$141,333,377

Accumulated undistributed net investment income (loss)	$(17,787)	$1,808

Capital Share Transactions:
Shares sold:
Class A	1,598,651	573,843
Class C	158,523	552,161
Institutional Class	19,510,040	5,772,552
Shares reinvested:
Class A	48,502	122,270
Class C	12,892	41,727
Institutional Class	359,223	342,634
Shares redeemed:
Class A	(824,437)	(1,004,961)
Class C	(507,868)	(587,777)
Institutional Class	(3,944,010)	(4,444,939)
Net increase in capital share transactions	16,411,516	1,367,510

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,			For the Period September 30, 2014* through
	(Unaudited)	2017	2016	2015	December, 31, 2014
Net asset value, beginning of period	$9.59	$9.62	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.17	0.37	0.41	0.45	0.11
Net realized and unrealized gain (loss) on investments	(0.38)	0.07	(0.41)	0.06	0.03
Total from investment operations	(0.21)	0.44	-	0.51	0.14

Less Distributions:
From net investment income	(0.17)	(0.37)	(0.42)	(0.45)	(0.11)
From net realized gains	-	(0.10)	(0.05)	-	-
Total distributions	(0.17)	(0.47)	(0.47)	(0.45)	(0.11)

Net asset value, end of period	$9.21	$9.59	$9.62	$10.09	$10.03

Total return	(2.21)%[3,6]	4.61%[3]	(0.05)%[3]	5.34%[4]	1.44%[4,6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,417	$25,857	$28,887	$9,874	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.54%[7]	1.72%	1.73%	2.10%	6.27%[7]
After fees waived and expenses absorbed[5]	1.53%[7,8]	1.60%	1.60%	1.60%	1.60%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	3.79%[7]	3.66%	3.83%	4.15%	(0.23)%[7]
After fees waived and expenses absorbed[2]	3.80%[7]	3.78%	3.96%	4.65%	4.44%[7]

Portfolio turnover rate	52%[6]	123%	128%	92%	19%[6]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of purchase. If these sales charges were included total returns would be lower.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Not annualized.
[7]	Annualized.
[8]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets until February 28, 2019. Prior to March 15, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.60% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,			For the Period September 30, 2014* through
	(Unaudited)	2017	2016	2015	December, 31, 2014
Net asset value, beginning of period	$9.59	$9.61	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.14	0.29	0.33	0.38	0.09
Net realized and unrealized gain (loss) on investments	(0.39)	0.09	(0.41)	0.06	0.04
Total from investment operations	(0.25)	0.38	(0.08)	0.44	0.13

Less Distributions:
From net investment income	(0.13)	(0.30)	(0.35)	(0.38)	(0.10)
From net realized gains	-	(0.10)	(0.05)	-	-
Total distributions	(0.13)	(0.40)	(0.40)	(0.38)	(0.10)

Net asset value, end of period	$9.21	$9.59	$9.61	$10.09	$10.03

Total return[3]	(2.58)%[5]	3.94%	(0.85)%	4.60%	1.27%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,188	$11,750	$11,716	$1,253	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	2.29%[6]	2.47%	2.48%	2.85%	7.02%[6]
After fees waived and expenses absorbed[4]	2.28%[6,7]	2.35%	2.35%	2.35%	2.35%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	3.04%[6]	2.91%	3.08%	3.40%	(0.98)%[6]
After fees waived and expenses absorbed[2]	3.05%[6]	3.03%	3.21%	3.90%	3.69%[6]

Portfolio turnover rate	52%[5]	123%	128%	92%	19%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.
[7]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.25% of the average daily net assets until February 28, 2019. Prior to March 15, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.35% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,			For the Period September 30, 2014* through
	(Unaudited)	2017	2016	2015	December, 31, 2014
Net asset value, beginning of period	$9.59	$9.61	$10.09	$10.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.19	0.39	0.43	0.48	0.12
Net realized and unrealized gain (loss) on investments	(0.39)	0.08	(0.41)	0.06	0.03
Total from investment operations	(0.20)	0.47	0.02	0.54	0.15

Less Distributions:
From net investment income	(0.18)	(0.39)	(0.45)	(0.48)	(0.12)
From net realized gains	-	(0.10)	(0.05)	-	-
Total distributions	(0.18)	(0.49)	(0.50)	(0.48)	(0.12)

Net asset value, end of period	$9.21	$9.59	$9.61	$10.09	$10.03

Total return[3]	(2.09)%[5]	4.98%	0.09%	5.58%	1.52%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$246,321	$103,726	$87,898	$61,644	$10,150

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.29%[6]	1.47%	1.48%	1.85%	6.02%[6]
After fees waived and expenses absorbed[4]	1.28%[6,7]	1.35%	1.35%	1.35%	1.35%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	4.04%[6]	3.91%	4.08%	4.40%	0.02%[6]
After fees waived and expenses absorbed[2]	4.05%[6]	4.03%	4.21%	4.90%	4.69%[6]

Portfolio turnover rate	52%[5]	123%	128%	92%	19%[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.
[7]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets until February 28, 2019. Prior to March 15, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Number of Shares		Value

	Closed-End Funds – 95.2%
54,912	Advent Claymore Convertible Securities and Income Fund II	$306,958
88,374	AllianceBernstein Global High Income Fund, Inc.	1,019,836
156,652	Ares Dynamic Credit Allocation Fund, Inc.	2,520,531
124,479	BlackRock Corporate High Yield Fund, Inc.	1,302,050
18,705	BlackRock Debt Strategies Fund, Inc.	209,122
9,557	Blackstone/GSO Long-Short Credit Income Fund	157,308
211,233	Blackstone/GSO Strategic Credit Fund	3,339,594
95,394	Brookfield Real Assets Income Fund, Inc.	2,165,444
111,990	DoubleLine Income Solutions Fund	2,238,680
82,837	DoubleLine Opportunistic Credit Fund	1,728,808
109,715	Eaton Vance Limited Duration Income Fund	1,380,215
73,484	Eaton Vance Short Duration Diversified Income Fund	956,762
11,500	First Trust Intermediate Duration Preferred & Income Fund	248,285
36,372	Flaherty & Crumrine Preferred Income Fund, Inc.	492,477
51,547	Flaherty & Crumrine Preferred Income Opportunity Fund, Inc.	554,130
149,415	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	2,826,932
23,235	Flaherty & Crumrine Total Return Fund, Inc.	453,315
138,594	Invesco Dynamic Credit Opportunities Fund	1,610,462
168,631	Invesco Senior Income Trust	721,741
73,306	John Hancock Investors Trust	1,169,964
187,196	KKR Income Opportunities Fund	3,099,966
276,112	Neuberger Berman High Yield Strategies Fund, Inc.	2,987,532
96,480	Nuveen Credit Strategies Income Fund	767,016
80,953	Nuveen Floating Rate Income Opportunity Fund	842,721
54,491	Nuveen Real Asset Income and Growth Fund	880,574
220,514	PGIM Short Duration High Yield Fund, Inc.	3,087,196
139,107	PIMCO Dynamic Credit and Mortgage Income Fund	3,278,752
189,385	Pioneer Diversified High Income Trust	2,759,339
396,240	Pioneer High Income Trust	3,681,069
122,759	Principal Real Estate Income Fund	2,178,972
86,282	Reaves Utility Income Fund	2,494,412
193,809	Wells Fargo Income Opportunities Fund	1,548,534
55,422	Western Asset Emerging Markets Debt Fund, Inc.	735,450
10,447	Western Asset Global High Income Fund, Inc.	95,277
549,068	Western Asset High Income Fund II, Inc.	3,535,998
184,588	Western Asset Premier Bond Fund	2,325,809

	Total Closed-End Funds (Cost $60,199,058)	59,701,231
Principal Amount

	Short-Term Investments – 0.9%
$536,152	UMB Money Market Fiduciary, 0.25%[1]	536,152

	Total Short-Term Investments (Cost $536,152)	536,152

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

Value

Total Investments – 96.1% (Cost $60,735,210)	$60,237,383
Other Assets in Excess of Liabilities – 3.9%	2,431,958

Total Net Assets – 100.0%	$62,669,341

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2018 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	June 30, 2018	(Depreciation)

(25)	E-mini Dow ($5)	September 2018	$(3,165,625)	$(3,033,125)	$132,500
(75)	E-mini S&P 500	September 2018	(10,434,750)	(10,206,000)	228,750
(25)	E-mini Utilities Select Sector	September 2018	(1,215,000)	(1,306,250)	(91,250)
(30)	U.S. 2 Year Treasury Note	September 2018	(6,359,063)	(6,354,844)	4,219
(70)	U.S. 5 Year Treasury Note	September 2018	(7,941,719)	(7,953,203)	(11,484)
(60)	U.S. 10 Year Treasury Note	September 2018	(7,186,641)	(7,211,250)	(24,609)
(20)	U.S. Treasury Long Bond	September 2018	(2,908,750)	(2,900,000)	8,750

TOTAL FUTURES CONTRACTS			$(39,211,548)	$(38,964,672)	$246,876

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Security Type	Percent of Total Net Assets
Closed-End Funds	95.2%
Short-Term Investments	0.9%
Total Investments	96.1%
Other Assets in Excess of Liabilities	3.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $60,735,210)	$60,237,383
Cash deposited with brokers for securities sold short	194
Cash deposited with brokers for futures contracts	2,101,787
Receivables:
Investment securities sold	695,911
Unrealized appreciation on futures contracts	374,219
Fund shares sold	27,692
Dividends and interest	101,740
Prepaid expenses	33,321
Total assets	63,572,247

Liabilities:
Payables:
Investment securities purchased	679,441
Unrealized depreciation on futures contracts	127,343
Advisory fees	37,744
Distribution fees - Class A & Class C (Note 6)	5,594
Shareholder servicing fees (Note 7)	3,719
Auditing fees	9,775
Transfer agent fees and expenses	9,259
Fund administration fees	7,559
Custody fees	6,228
Fund accounting fees	5,280
Trustees' deferred compensation (Note 3)	926
Chief Compliance Officer fees	164
Accrued other expenses	9,874
Total liabilities	902,906

Net Assets	$62,669,341

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$62,536,502
Accumulated undistributed net investment loss	(66,757)
Accumulated undistributed net realized gain on investments, futures contracts and
securities sold short	450,547
Net unrealized appreciation (depreciation) on:
Investments	(497,827)
Futures contracts	246,876
Net Assets	$62,669,341

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$4,146,139
Shares of beneficial interest issued and outstanding	389,451
Redemption price[1]	10.65
Maximum sales charge (4.25% of offering price)[2]	0.47
Maximum offering price to public	$11.12

Class C Shares:
Net assets applicable to shares outstanding	$5,801,666
Shares of beneficial interest issued and outstanding	546,229
Redemption price[3]	$10.62

Institutional Class Shares:
Net assets applicable to shares outstanding	$52,721,536
Shares of beneficial interest issued and outstanding	4,953,035
Redemption price	$10.64

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$2,301,029
Interest	148
Total investment income	2,301,177

Expenses:
Advisory fees	364,422
Registration fees	41,520
Fund administration fees	32,306
Distribution fees - Class C (Note 6)	29,493
Transfer agent fees and expenses	23,489
Fund accounting fees	19,333
Shareholder servicing fees (Note 7)	18,124
Custody fees	14,690
Broker fees	14,139
Auditing fees	10,221
Legal fees	9,730
Shareholder reporting fees	6,149
Chief Compliance Officer fees	5,738
Miscellaneous	4,943
Distribution fees - Class A (Note 6)	4,923
Trustees' fees and expenses	3,970
Insurance fees	640
Total expenses	603,830
Advisory fees waived	(108,507)
Net expenses	495,323
Net investment income	1,805,854

Realized and Unrealized Gain (Loss):
and Futures Contracts:
Net realized gain on:
Investments	406,431
Securities sold short	447,695
Futures contracts	116,580
Net realized gain	970,706
Net change in unrealized appreciation/depreciation on:
Investments	(2,729,821)
Securities sold short	(403,995)
Futures contracts	234,854
Net change in unrealized appreciation/depreciation	(2,898,962)
Net realized and unrealized loss	(1,928,256)

Net Decrease in Net Assets from Operations	$(122,402)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,805,854	$4,143,587
Net realized gain (loss) on investments, securities sold short, and futures contracts	970,706	(52,692)
Net change in unrealized appreciation/depreciation on investments,
securities sold short, and futures contracts	(2,898,962)	(392,418)
Net increase (decrease) in net assets resulting from operations	(122,402)	3,698,477

Distributions to Shareholders:
From net investment income:
Class A	(109,905)	(237,858)
Class C	(142,577)	(201,263)
Institutional Class	(1,645,060)	(3,712,644)
Total distributions to shareholders	(1,897,542)	(4,151,765)

Capital Transactions:
Net proceeds from shares sold:
Class A	780,241	1,878,371
Class C	238,000	5,442,546
Institutional Class	7,042,114	22,682,628
Reinvestment of distributions:
Class A	62,877	148,195
Class C	128,719	180,937
Institutional Class	856,876	2,176,641
Cost of shares redeemed:
Class A	(496,864)	(1,787,057)
Class C	(450,147)	(355,695)
Institutional Class	(17,929,555)	(16,004,715)
Net increase (decrease) in net assets from capital transactions	(9,767,739)	14,361,851

Total increase (decrease) in net assets	(11,787,683)	13,908,563

Net Assets:
Beginning of period	74,457,024	60,548,461
End of period	$62,669,341	$74,457,024

Accumulated undistributed net investment income (loss)	$(66,757)	$24,931

Capital Share Transactions:
Shares sold:
Class A	72,586	167,986
Class C	22,304	486,892
Institutional Class	653,724	2,031,044
Shares reinvested:
Class A	5,873	13,320
Class C	12,051	16,329
Institutional Class	80,016	195,755
Shares redeemed:
Class A	(46,248)	(160,842)
Class C	(42,026)	(32,089)
Institutional Class	(1,671,783)	(1,441,565)
Net increase (decrease) in capital share transactions	(913,503)	1,276,830

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,		For the Period Ended
	(Unaudited)	2017	2016	December, 31, 2015*
Net asset value, beginning of period	$10.95	$10.96	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.28	0.62	0.72	-
Net realized and unrealized gain (loss) on investments	(0.28)	(0.01)	1.02	-
Total from investment operations	0.00	0.61	1.74	-

Less Distributions:
From net investment income	(0.30)	(0.62)	(0.70)	-
From return of capital	-	-	(0.08)	-
Total distributions	(0.30)	(0.62)	(0.78)	-

Net asset value, end of period	$10.65	$10.95	$10.96	$10.00

Total return[3]	0.00%[5]	5.66%	18.20%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,146	$3,912	$3,691	$3

Ratio of expenses to average net assets:
(Including broker fees)
Before fees waived and expenses absorbed[4]	1.97%[6,7]	1.88%	2.01%	-%
After fees waived and expenses absorbed[4]	1.64%[6,7]	1.60%	1.60%	-%
Ratio of net investment income to average net assets:
(Including broker fees)
Before fees waived and expenses absorbed[2]	4.98%[6]	5.30%	6.29%	-%
After fees waived and expenses absorbed[2]	5.31%[6]	5.58%	6.70%	-%

Portfolio turnover rate	42%[5]	98%	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.
[7]	If broker fees had been excluded, the expense ratios would have been lowered by 0.04% for the six months ended June 30, 2018.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,		For the Period Ended
	(Unaudited)	2017	2016	December, 31, 2015*
Net asset value, beginning of period	$10.92	$10.94	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.24	0.54	0.64	-
Net realized and unrealized gain (loss) on investments	(0.28)	(0.02)	1.01	-
Total from investment operations	(0.04)	0.52	1.65	-

Less Distributions:
From net investment income	(0.26)	(0.54)	(0.64)	-
From return of capital	-	-	(0.07)	-
Total distributions	(0.26)	(0.54)	(0.71)	-

Net asset value, end of period	$10.62	$10.92	$10.94	$10.00

Total return[3]	(0.38)%[5]	4.81%	17.23%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,802	$6,051	$905	$3

Ratio of expenses to average net assets:
(Including broker fees)
Before fees waived and expenses absorbed[4]	2.72%[6,7]	2.63%	2.76%	-%
After fees waived and expenses absorbed[4]	2.39%[6,7]	2.35%	2.35%	-%
Ratio of net investment income to average net assets:
(Including broker fees)
Before fees waived and expenses absorbed[2]	4.23%[6]	4.55%	5.54%	-%
After fees waived and expenses absorbed[2]	4.56%[6]	4.83%	5.95%	-%

Portfolio turnover rate	42%[5]	98%	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.
[7]	If broker fees had been excluded, the expense ratios would have been lowered by 0.04% for the six months ended June 30, 2018.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2018	For the Year Ended December 31,		For the Period Ended
	(Unaudited)	2017	2016	December, 31, 2015*
Net asset value, beginning of period	$10.95	$10.96	$10.00	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.30	0.65	0.73	-
Net realized and unrealized gain (loss) on investments	(0.30)	(0.01)	1.03	-
Total from investment operations	0.00	0.64	1.76	-

Less Distributions:
From net investment income	(0.31)	(0.65)	(0.72)	-
From return of capital	-	-	(0.08)	-
Total distributions	(0.31)	(0.65)	(0.80)	-

Net asset value, end of period	$10.64	$10.95	$10.96	$10.00

Total return[3]	0.03%[5]	5.93%	18.46%	-%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$52,721	$64,494	$55,952	$5

Ratio of expenses to average net assets:
(Including broker fees)
Before fees waived and expenses absorbed[4]	1.72%[6,7]	1.63%	1.76%	-%
After fees waived and expenses absorbed[4]	1.39%[6,7]	1.35%	1.35%	-%
Ratio of net investment income to average net assets:
(Including broker fees)
Before fees waived and expenses absorbed[2]	5.23%[6]	5.55%	6.54%	-%
After fees waived and expenses absorbed[2]	5.56%[6]	5.83%	6.95%	-%

Portfolio turnover rate	42%[5]	98%	87%	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	Not annualized.
[6]	Annualized.
[7]	If broker fees had been excluded, the expense ratios would have been lowered by 0.04% for the six months ended June 30, 2018.

See accompanying Notes to Financial Statements.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Tax Advantaged Income Fund is a diversified Fund, and the Opportunistic Income Fund is non-diversified.

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

(d) Municipal Bonds Risk

The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

(f) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees. Effective March 1, 2018, the Advisor has voluntarily agreed to reduce the annual advisory fee it receives from the Tax Advantaged Income Fund from 1.10% of the Fund’s average daily net assets to 1.00% through February 28, 2019. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary reduction.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. In addition, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Tax Advantaged Income Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, and 1.25% of the average daily net assets of the Class A, Class C, and Institutional Class shares, respectively, from March 15, 2018 through February 28, 2019. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of this voluntary reduction.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

For the six months ended June 30, 2018, the Advisor waived a portion of its advisory fees totaling $8,752, and $108,507 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged Income Fund	Opportunistic Income Fund
2018	$206,171	$-
2019	146,238	189,735
2020	171,748	202,646
2021	8,752	108,507
Total	$532,909	$500,888

Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2018 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$293,672,921	$60,803,902
Gross unrealized appreciation	$518,885	$1,493,875
Gross unrealized depreciation	(8,491,069)	(2,060,394)
Net unrealized depreciation on investments	$(7,972,184)	$(566,519)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$1,808	$24,931
Undistributed long-term gains	-	-
Tax accumulated earnings	1,808	24,931

Accumulated capital and other losses	(5,211,505)	(439,445)
Unrealized appreciation/(depreciation) on investments	(2,164,656)	2,567,297
Total accumulated earnings/(deficit)	$(7,374,353)	$2,152,783

The tax character of distribution paid during the fiscal years ended December 31, 2017, and December 31, 2016 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2017	2016	2017	2016
Tax exempt income	$5,771,081	$4,625,572	$-	$-
Ordinary income	496,560	885,815	4,151,765	3,175,285
Long-term capital gains	1,141,239	-	-	-
Return of capital	-	-	-	349,367
Total distributions paid	$7,408,880	$5,511,387	$4,151,765	$3,524,652

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The Tax Advantaged Income Fund designates $5,771,081 as tax-exempt dividends for the calendar year ended December 31, 2017.

As of December 31, 2017, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$1,888,427	$433,106
Long Term	2,103,252	6,339
Total	$3,991,679	$439,445

Note 5 – Investment Transactions

For the six months ended June 30, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$275,596,180	$120,331,692
Opportunistic Income Fund	25,362,275	30,895,659

For the six months ended June 30, 2018, proceeds from securities sold short and cover short securities were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$-	$-
Opportunistic Income Fund	1,209,391	1,810,811

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, pursuant to a wholesaling agreement with the Fund’s Distributor, HRC was eligible to receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares. During the six month period ending June 30, 2018, HRC did not receive any sales charges or distribution fees with respect to the Funds pursuant to the wholesaling agreement.

For the six months ended June 30, 2018, distribution fees incurred are disclosed on the Statements of Operations.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2018, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2018, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$279,112,002	$-	$-	$279,112,002
Exchange-Traded Funds	3,966,699	-	-	3,966,699
Short-Term Investments	2,622,036	-	-	2,622,036
Total Investments	$285,700,737	$-	$-	$285,700,737

Other Financial Instruments*
Futures Contracts	$(975,781)	$-	$-	$(975,781)
Total Other Financial Instruments	$(975,781)	$-	$-	$(975,781)

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$59,701,231	$-	$-	$59,701,231
Short-Term Investments	536,152	-	-	536,152
Total Investments	$60,237,383	$-	$-	$60,237,383

Other Financial Instruments*
Futures Contracts	$246,876	$-	$-	$246,876
Total Other Financial Instruments	$246,876	$-	$-	$246,876

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended June 30, 2018.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2018 by risk category are as follows:

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	$46,875	$(1,022,656)
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts	Equity contracts	361,250	(91,250)
	Unrealized appreciation/ depreciation on open futures contracts	Interest rate contracts	12,969	(36,093)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Commodity Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$3,137,953	$-	$3,137,953
Opportunistic Income Fund
Futures contracts	(159,795)	426,896	(150,521)	116,580

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Commodity Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(1,328,086)	$-	$(1,328,086)
Opportunistic Income Fund
Futures contracts	190,700	(86,171)	130,325	234,854

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2018 (Unaudited)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2018 are as follows:

	Derivatives not designated as hedging instruments	Notional Value
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	$(178,499,454)
Opportunistic Income Fund
Futures contracts	Equity contracts	$(17,089,458)
Futures contracts	Interest rate contracts	$(21,860,455)
Futures contracts	Commodity contracts	$188,142

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 20-21, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) with respect to the Robinson Opportunistic Income Fund (the “Opportunistic Income Fund”) and the Robinson Tax Advantaged Income Fund (the “Tax Advantaged Fund”) for additional one-year terms from when they otherwise would expire.

At the same meeting the Board and the Independent Trustees also approved renewal of the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Investment Advisor and Robinson Capital Management, LLC (the “Sub-Advisor”) with respect to the each of the Opportunistic Income Fund and the Tax Advantaged Income Fund for additional one-year terms from when they otherwise would expire.

The Advisory Agreements and the Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended March 31, 2018; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Opportunistic Income Fund’s total return for the one-year period was below the Peer Group median return by 1.05%, the High Yield Bond Fund Universe median return by 1.59%, and the Bloomberg Barclays Global Aggregate Credit Index return by 4.50%. The Trustees considered the Investment Advisor’s explanation that the widening of discounts to net asset value of the closed-end funds in which the Fund invests and losses on the Fund’s equity hedges detracted from the Fund’s performance over the one-year period. The Trustees also considered the Investment Advisor’s observation that because no other fund in the Peer Group manages assets using the same strategy as the Fund, and only a few funds in the Peer Group hedge, some dispersion from the performance of the Peer Group was to be expected. The Trustees also noted the Investment Advisor’s observation that since the Fund’s inception just over two years ago, the Fund’s annualized return has outperformed the benchmark by 504 basis points.

•	The Tax Advantaged Fund’s annualized total return for the three-year period was above the Bloomberg Barclays Municipal Short-Intermediate 1-10 Year Index return, but below the Muni National Long Fund Universe and Peer Group median returns by 0.88% and 2.49%, respectively. The Fund’s total return for the one-year period was below the Index return and the Peer Group and Fund Universe median returns by 1.29%, 3.44%, and 3.98%, respectively. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance was attributable to the significant widening of discounts to net asset value in municipal bond closed-end funds that occurred over the one- and three-year periods. The Trustees also noted the Investment Advisor’s belief that the Peer Group median returns for the one- and three-year periods were elevated by two of the Peer Group constituents, each of which are not restricted to investing in municipal bond closed-end funds, are primarily invested in equity focused closed-end funds, and benefitted from the strength of the equity markets over the one- and three-year periods.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees the Sub-Advisor with respect to the Funds’ operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring each Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Opportunistic Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and High Yield Bond Fund Universe medians by 0.10% and 0.50%, respectively. The Trustees considered the Investment Advisor’s observation that the Fund’s advisory fee was in the 59th percentile compared to the Peer Group. The Trustees noted that the Fund’s advisory fee is the same as the fee the Investment Advisor charges to manage the Tax Advantaged Fund, which has similar objectives and policies as the Opportunistic Income Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than the Peer Group median by 0.02% and higher than the Fund Universe median by 0.64%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Tax Advantaged Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Muni National Long Fund Universe medians by 0.10% and 0.62%, respectively. The Trustees considered the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given its investments in closed-end funds and use of hedging strategies, each of which requires relatively more work than the strategies of many of the funds in the Peer Group, as most of the Peer Group funds do not invest in closed-end funds or employ hedging strategies. The Trustees also noted the Investment Advisor’s observation that the Fund’s advisory fee is between those of the two funds in the Peer Group that also invest in closed-end funds. The Trustees noted that the Fund’s advisory fee is the same as the fee the Investment Advisor charges to manage the Opportunistic Income Fund, which has similar objectives and policies as the Tax Advantaged Fund.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, and higher than the Fund Universe median by 0.79%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreements was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Funds for the year ended March 31, 2018, noting that the Investment Advisor had waived portions of its advisory fee for each Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with each Fund was reasonable.

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Robinson Capital Management, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Funds. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to each Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Opportunistic Income Fund and the Tax Advantaged Fund, and noted that the sub-advisory fee charged to each Fund is higher than the fees charged by the Sub-Advisor to institutional clients to manage separate accounts utilizing the Sub-Advisor’s closed-end arbitrage strategy. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor by each Fund under its Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to each Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Funds, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds.

Robinson Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Tax Advantaged Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/18	6/30/18	1/1/18 – 6/30/18
Class A	Actual Performance	$ 1,000.00	$ 977.90	$ 7.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.20	7.66
Class C	Actual Performance	1,000.00	974.20	11.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.47	11.40
Institutional Class	Actual Performance	1,000.00	979.10	6.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.44	6.41

*	Expenses are equal to the Fund’s annualized expense ratios of 1.53%, 2.28% and 1.28% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Robinson Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2018 (Unaudited)

Opportunistic Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/18	6/30/18	1/1/18 – 6/30/18
Class A	Actual Performance	$ 1,000.00	$ 1,000.00	$ 8.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.65	8.22
Class C	Actual Performance	1,000.00	996.20	11.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.93	11.95
Institutional Class	Actual Performance	1,000.00	1,000.30	6.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.89	6.97

*	Expenses are equal to the Fund’s annualized expense ratios of 1.64%, 2.39% and 1.39% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Robinson Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

100 Wall Street, 20th Floor

New York, New York 1000

Investment Sub-Advisor

Robinson Capital Management, LLC

63 Kercheval Avenue, Suite 111

Grosse Pointe Farms, Michigan 48236

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co- Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Tax Advantaged Income Fund – Class A	ROBAX	46141Q 105
Robinson Tax Advantaged Income Fund – Class C	ROBCX	46141Q 204
Robinson Tax Advantaged Income Fund – Institutional Class	ROBNX	46141Q 303
Robinson Opportunistic Income Fund – Class A	RBNAX	46141Q 576
Robinson Opportunistic Income Fund – Class C	RBNCX	46141Q 568
Robinson Opportunistic Income Fund – Institutional Class	RBNNX	46141Q 550

Privacy Principles of the Robinson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (800) 207-7108. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 207-7108.

Robinson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/7/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/7/18